Share Capital - Disclosure of Warrants Outstanding (Details) - $ / shares	6 Months Ended
	Jul. 31, 2019	Jan. 31, 2019
Disclosure of classes of share capital [line items]
Number of warrants outstanding	40,713,000	4,900
Warrants One [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Mar-19
Expiry date	Mar-23
Number of warrants outstanding	1,400,000
Warrants Two [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Mar-19
Expiry date	Mar-24
Number of warrants outstanding	10,196,000
Warrants Three [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Apr-19
Expiry date	Apr-22
Number of warrants outstanding	50,000
Warrants Three [Member] | Top of Range [Member]
Disclosure of classes of share capital [line items]
Average exercise price	$ 0.01
Warrants Three [Member] | Bottom of Range [Member]
Disclosure of classes of share capital [line items]
Average exercise price	$ 0.50
Warrants Four [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	May-19
Expiry date	May-21
Number of warrants outstanding	1,000,000
Warrants Five [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Jul-19
Expiry date	May-25
Number of warrants outstanding	17,010,000
Warrants Six [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Mar-19
Expiry date	Mar-21
Number of warrants outstanding	4,228,000
Warrants Six [Member] | Top of Range [Member]
Disclosure of classes of share capital [line items]
Average exercise price	$ 1.00
Warrants Six [Member] | Bottom of Range [Member]
Disclosure of classes of share capital [line items]
Average exercise price	$ 0.50
Warrants Seven [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Nov-17
Expiry date	Nov-21
Number of warrants outstanding	200,000
Warrants Seven [Member] | Top of Range [Member]
Disclosure of classes of share capital [line items]
Average exercise price	$ 1.50
Warrants Seven [Member] | Bottom of Range [Member]
Disclosure of classes of share capital [line items]
Average exercise price	$ 2.00
Warrants Eight [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Oct-18
Expiry date	Oct-21
Number of warrants outstanding	2,000,000
Warrants Nine [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Nov-17
Expiry date	Nov-19
Number of warrants outstanding	288,000
Warrants Ten [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Dec-17
Expiry date	Dec-20
Number of warrants outstanding	1,066,000
Warrants Eleven [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Apr-18
Expiry date	Apr-20
Number of warrants outstanding	514,000
Warrants Twelve [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	May-18
Expiry date	May-20
Number of warrants outstanding	203,000
Warrants Twelve [Member] | Top of Range [Member]
Disclosure of classes of share capital [line items]
Average exercise price	$ 4.00
Warrants Twelve [Member] | Bottom of Range [Member]
Disclosure of classes of share capital [line items]
Average exercise price	$ 2.01
Warrants Thirteen [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Jun-18
Expiry date	Jun-20
Number of warrants outstanding	343,000
Warrants Fourteen [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Jun-18
Expiry date	Jun-23
Number of warrants outstanding	800,000
Warrants Fifteen [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Jul-18
Expiry date	Aug-19
Number of warrants outstanding	267,000
Warrants Sixteen [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Mar-19
Expiry date	Jun-20
Number of warrants outstanding	667,000
Warrants Seventeen [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	May-18
Expiry date	May-21
Number of warrants outstanding	282,000
Warrants Seventeen [Member] | Top of Range [Member]
Disclosure of classes of share capital [line items]
Average exercise price	$ 4.01
Warrants Eighteen [Member]
Disclosure of classes of share capital [line items]
Issuance date of warrants	Apr-19
Expiry date	Jan-21
Number of warrants outstanding	200,000